Accounts receivable	12 Months Ended
Dec. 31, 2021
Accounts receivable
Accounts receivable

7.           Accounts receivable

a.           The balance of accounts receivable is as follows:

	December 31,
	2021		2020		2019
Receivables	Ps.	1,106,002	Ps.	854,402	Ps.	766,748
Allowance for doubtful accounts (note 7 b.)		(20,332)		(20,759)		(8,992)
	Ps.	1,085,670	Ps.	833,643	Ps.	757,756

Accounts receivables represent principally the passenger charges (TUA) paid by each passenger (other than diplomats, infants, and transit passengers) using the airports operated by the Company. These TUA are collected by airlines and subsequently paid to the Company. As of December 31, 2021, 2020 and 2019, amounts receivable for passenger charges amounted to Ps.952,522. Ps.658,269 and Ps.625,246, respectively.

The Company’s management considers that the carrying amount of accounts receivable approximates its fair value given their short-term nature. No interest income is generated by any short-term account receivable. As of December 31, 2021, 2020 and 2019, the balance of the allowance for doubtful accounts was Ps.20,332, Ps.20,759 and Ps.8,992, respectively.

The following tables set forth a percentage of the principal customers that compose the accounts receivable (before allowance for doubtful accounts) as well as the revenues generated from the Company’s principal customers, which may represent a potential credit risk for the Company if the counterparty had financial and operating difficulties that would prevent them from being able to settle amounts due to the Company.

	December 31,
	2021	2020	2019
	%	%	%
Accounts receivable:
Aeroenlaces Nacionales, S. A. de C. V.	35.78	33.00	21.16
Concesionaria Vuela Compañía de Aviación, S.A.P.I. de C.V.	24.01	28.10	27.40
Aerolitoral, S. A. de C. V.	8.82	8.98	20.88
Aerovías de México, S. A. de C.V.	10.44	4.74	6.70

	Year ended December 31,
	2021	2020	2019
	%	%	%
Revenues by client:
Aerolitoral, S. A. de C. V.	8.14	10.49	13.26
Aeroenlaces Nacionales, S. A. de C. V.	28.45	21.07	17.79
ABC Aerolíneas, S. A. de C. V.	—	4.24	10.38
Concesionaria Vuela Compañía de Aviación, S. A. P. I. de C. V.	19.32	17.36	16.11
Aerovías de México, S. A. de C. V.	6.78	4.07	4.07

On June 30, 2020, Grupo Aeromexico, S.A.B. de C.V. and certain of its subsidiaries, including Aerolitoral, S.A. de C.V. and Aerovias de Mexico, S.A. de C.V. entered into reorganization proceedings under Chapter 11 of the U.S. Bankruptcy Law. As of December 31, 2021, and the date of issuance of the financial statements, both Aerolitoral, S.A. de C.V. and Aerovias de Mexico, S.A. de C.V. are substantially current in their payments with the Company and continue to operate the Company's Airports.

During the last quarter of 2020, ABC Aerolíneas, S.A. de C.V. ceased operating at the Company's airports. The amount of accounts receivable from this customer at December 31, 2021, is not material.

b.           The changes in the allowance for doubtful accounts are as follows:

	December 31,
	2021		2020		2019

Beginning balance	Ps.	20,759	Ps.	8,992	Ps.	31,986
Decrease		646		18,342		(241)
Cancelation		—		(5,542)		—
Write-off		(1,073)		(1,033)		(22,753)
Ending balance	Ps.	20,332	Ps.	20,759	Ps.	8,992

The write-off of doubtful accounts is recognized once the Company has exhausted all means for collection of the account.

The movements in the estimate for customer impairment in 2021, with the expected loss model used by the Company, are presented below:

	Airports		Others		Total

Gross book value	Ps.	1,039,503	Ps.	46,167	Ps.	1,085,670
Collateral		1,242,255		25,432		1,267,687

Probability of default in range		0% - 100%		0% - 100%
Loss due to default range		0% - 100%		0% - 100%
Beginning balance of impairment of account receivable	Ps.	17,428	Ps.	3,331	Ps.	20,759
(Decrease) increase in the provision		537		109		646
Write-off		(1,073)		—		(1,073)
Ending balance	Ps.	16,892	Ps.	3,440	Ps.	20,332